Intangible Assets and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Reconciliation of Changes in Intangible Assets and Goodwill

					Weighted
			Accumulated		remaining
		Accumulated	impairment		average useful
As at March 31, 2022	Cost	amortization	losses	Net	life (in years)
Customer relationships	11,127,771	(9,896,889)	—	1,230,882	4.75
Farmer relationships	10,446,700	(10,446,700)	—	—	—
Patents	288,541	(288,541)	—	—	—
License agreements	4,088,843	(3,050,053)	—	1,038,790	3.79
Website and trademarks	529,441	(457,836)	—	71,605	1.00
Computer software	710,525	(669,341)	—	41,184	0.25
Tradenames	22,504,329	(1,704,755)	(1,527,000)	19,272,574	14.00
Intangible assets	$49,696,150	$(26,514,115)	$(1,527,000)	$21,655,035	7.73
Goodwill	$127,442,658	$—	$(105,274,370)	$22,168,288	N/A

					Weighted
			Accumulated		remaining
		Accumulated	impairment		average useful
As at March 31, 2021	Cost	amortization	losses	Net	life (in years)
Customer relationships	11,077,278	(9,525,598)	—	1,551,680	5.75
Farmer relationships	10,399,298	(10,399,298)	—	—	—
Patents	287,231	(287,231)	—	—	—
License agreements	4,070,290	(2,309,950)	—	1,760,340	4.79
Website and trademarks	95,221	(24,554)	—	70,667	2.00
Computer software	707,301	(297,006)	—	410,295	1.25
Tradenames	22,364,201	(200,353)	—	22,163,848	15.00
Intangible assets	$49,000,820	$(23,043,990)	$—	$25,956,830	8.57
Goodwill	$126,864,388	$—	$(101,411,016)	$25,453,372	N/A

Schedule of Amortization Expense Has Recorded in Consolidated Statements of Loss and Comprehensive Loss

	Years ended
	March 31,	March 31,
	2022	2021
Cost of sales	$582,096	$901,856
Selling, general and administrative expenses	2,774,632	14,198,861
	$3,356,728	$15,100,717

Schedule of Estimated Aggregate Amortization Expense Related to Intangible Assets with Finite Useful Life

The estimated aggregate amortization expense related to intangible assets with finite useful life for each of the next five fiscal years is as follows:

	2023	2024	2025	2026	2027
Estimated aggregate amortization expense	$2,514,571	$2,442,943	$2,442,943	$2,342,144	$2,032,939

Schedule of Goodwill

	Notes	Goodwill
Balance as at March 31, 2020		$30,104,661
Business acquisition	4	22,839,437
Impairment loss		(26,898,016)
Effect of movements in exchange rates		(592,710)
Balance as at March 31, 2021		25,453,372
Impairment loss		(3,288,847)
Effect of movements in exchange rates		3,763
Balance as at March 31, 2022		$22,168,288

Summary of Aggregate Amount of Goodwill is Allocated to Each Reporting Unit

The aggregate amount of goodwill is allocated to each reporting unit as follows:

	December 31,	March 31,
	2022	2022

Biodroga	$2,424,414	$2,625,851
Sprout	11,971,966	19,542,437
	$14,396,380	$22,168,288

	March 31,	March 31,
	2022	2021
Biodroga	$2,617,698	$2,613,935
Sprout	19,550,590	22,839,437
	$22,168,288	$25,453,372